POST BALANCE SHEET EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
POST BALANCE SHEET EVENTS
17.	POST BALANCE SHEET EVENTS

Extension to Demonstrate Compliance with Nasdaq Listing Requirements

In July 2024, the Company announced that it had obtained an extension to demonstrate compliance with a continued listing requirement of The Nasdaq Global Select Market. As previously reported in a Current Report on Form 6-K filed November 29, 2023, the Company received a deficiency letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) on November 21, 2023. The letter notified the Company that, for the preceding 30 consecutive business days, the market value of publicly held shares ("MVPHS") had remained below the minimum US$15 million threshold required for continued listing on The Nasdaq Global Select Market pursuant to Nasdaq Listing Rule 5450(b)(3)(c) (the “MVPHS Requirement”).

On July 16, 2024, the Company met with the Nasdaq Hearings Panel (the “Panel”) to discuss its plan to regain compliance with the MVPHS Requirement and requested an extension until October 31, 2024, to demonstrate compliance. On August 1, 2024, the Panel granted the Company an extension until October 31, 2024, to meet the MVPHS Requirement.

Senior management changes

In July 2024, the Company announced the appointment of Louise Tallon as Chief Financial Officer (“CFO”), with Louise joining the Company in August 2024. Des Fitzgerald, who has acted as interim CFO since December 2023 continued as interim CFO until late July 2024. Louise joined the company from Inizio, a leading global commercialization partner in pharmaceuticals, where she acted as Head of Group Finance. Prior to this, she had a 16-year career with UDG Healthcare plc, where she held several senior finance roles of increasing responsibility. Over her 19-year career in the life sciences industry, as a transformative leader, Louise has been at the forefront of adapting and evolving finance functions in a rapidly changing business landscape. Louise trained as an accountant in KPMG, having received a BBS, Finance, Economics and Business in Trinity College Dublin.

Additionally, it was announced in July that Simon Dunne, Chief Accounting Officer of Trinity Biotech, would be leaving the Company in late August 2024.

Contingency relating to the sale of Fitzgerald Industries

On April 27, 2023, the Company announced it had closed the sale of Fitzgerald Industries (“Fitzgerald”) to Biosynth for cash proceeds of approximately US$30 million subject to customary adjustments. In August 2024, Biosynth sent the Company a written notice purporting to be a formal breach of warranty claim on the Company but as no supporting evidence was presented to show that a breach of warranty has occurred, it failed to satisfy the requirements of a formal breach of warranty claim as set out in the Share Purchase Agreement. On September 26, 2024, the Company received additional correspondence from Biosynth which we are currently considering. At the date of approval of these financial statements, the Company believes there is no loss or cause of loss and it is disputed whether certain events have occurred or whether those events result in a present obligation. No liability has therefore been recorded for this possible obligation in the Statement of Financial Position as at June 30, 2024.

At the Market Offering Agreement

In July 2024, the Company entered into an At the Market Offering Agreement (the “Sales Agreement”) with Craig-Hallum Capital Group LLC (“Craig-Hallum”), pursuant to which the Company may sell its ADSs through Craig-Hallum, acting as sales agent.

Subject to the terms and conditions of the Sales Agreement, the Company will, from time to time, set the parameters for the sale of ADSs, including any price, time or size limits or other customary parameters or conditions, and Craig-Hallum will use its commercially reasonable efforts to sell the ADSs when requested by the Company. The Company will pay Craig Hallum a commission equal to 3.0% of the gross sales price of ADSs sold.

Sales of the ADSs under the Sales Agreement may be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended. The ADSs are sold pursuant to the Company’s Registration Statement on Form F-3, which became effective on June 28, 2023. On July 12, 2024, the Company filed a Prospectus Supplement with the SEC relating to the offering of up to US$5,500,000 in ADSs pursuant to the Sales Agreement and on August 29, 2024, the Company filed another Prospectus Supplement with the SEC relating to the offering of up to an additional US$1,870,000 in ADSs pursuant to the Sales Agreement.

On September 24, 2024, the Company acquired Metabolomic Diagnostics, a commercial-stage biotechnology company focused on human diagnostics and diabetes management solutions, including wearable biosensors, located in Ireland. The deal values Metabolomic Diagnostics with an enterprise value of approximately $1.3 million with the consideration consisting of just over 270,000 Trinity Biotech plc’s ADS with the balance of consideration being in cash and the assumption of liabilities.